CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue
Revenue	$ 4,375,664	$ 2,175,378	$ 826,968
Cost of revenue
Cost of revenue	(3,026,759)	(1,570,458)	(812,210)
Gross profit	1,348,905	604,920	14,758
Operating income (expenses)
Other operating income	189,645	15,890	9,799
Sales and marketing expenses	(1,830,875)	(969,543)	(705,015)
General and administrative expenses	(657,215)	(385,865)	(240,781)
Research and development expenses	(353,785)	(156,634)	(67,529)
Total operating expenses	(2,652,230)	(1,496,152)	(1,003,526)
Operating loss	(1,303,325)	(891,232)	(988,768)
Interest income	24,804	33,935	11,520
Interest expense	(148,243)	(48,208)	(31,295)
Investment gain (loss), net	(17,820)	11,794	8,603
Changes in fair value of convertible notes	(87)	(472,877)	41,259
Foreign exchange gain (loss)	(38,567)	(2,031)	4,801
Loss before income tax and share of results of equity investees	(1,483,238)	(1,368,619)	(953,880)
Income tax expense	(141,640)	(85,864)	(4,088)
Share of results of equity investees	721	(3,239)	(3,066)
Net loss	(1,624,157)	(1,457,722)	(961,034)
Net (profit) loss attributable to non-controlling interests	6,101	(5,077)	(207)
Net loss attributable to Sea Limited's ordinary shareholders	$ (1,618,056)	$ (1,462,799)	$ (961,241)
Loss per share:
Basic and diluted (in dollars per share)	$ (3.39)	$ (3.35)	$ (2.84)
Weighted average shares used in loss per share computation:
Basic and diluted (in shares)	477,264,888	436,601,801	338,472,987
Digital Entertainment [Member]
Revenue
Revenue	$ 2,015,972	$ 1,136,017	$ 462,464
Cost of revenue
Cost of revenue	(702,329)	(435,905)	(267,359)
E-Commerce and Other Services [Member]
Revenue
Revenue	1,777,330	822,659	270,049
Cost of revenue
Cost of revenue	(1,743,773)	(907,518)	(446,281)
Sales of Goods [Member]
Revenue
Revenue	582,362	216,702	94,455
Cost of revenue
Cost of revenue	$ (580,657)	$ (227,035)	$ (98,570)